Xtrackers S and P MidCap 400 Scored and Screened ETF Average Annual Total Returns		12 Months Ended	26 Months Ended	46 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P MidCap 400 Scored & Screened Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.37%		6.91%
S&P Composite 1500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.95%	23.12%	12.52%
S&P MidCap 400 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.93%		7.25%
Xtrackers S and P MidCap 400 Scored and Screened ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.54%		6.25%
Xtrackers S and P MidCap 400 Scored and Screened ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.62%		5.06%
Xtrackers S and P MidCap 400 Scored and Screened ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.21%		6.75%
Performance Inception Date	Feb. 24, 2021